Income taxes - Summary of Tabular Form Of Effective Income Tax Reconciliation (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Net loss and comprehensive loss for the period before tax	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Statutory tax rates	26.50%	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ (60,038,210)	$ (2,458,130)	$ (1,086,707)
Change in unrecognized deferred tax amounts	8,799,310	2,365,715	993,703
Non-deductible item and others	51,238,900	92,415	93,004
Income tax expense	$ 0	$ 0	$ 0